Stock Options (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 17, 2023	Dec. 31, 2022
Stock Options [Line Items]
Shares of common stock outstanding			988,128	1,060,472
Stock-based compensation expense (in Dollars)			$ 562	$ 1,575
Unvested option (in Dollars)			$ 1,800
Weighted-average period			3 years 1 month 6 days
Gross pay to purchase shares of common stock	15.00%
Percentage of lower of offering date stock price	85.00%
Contributions made by employees amount (in Dollars)		$ 77	$ 63
Maximum [Member]
Stock Options [Line Items]
Expire date of grant			10 years
Minimum [Member]
Stock Options [Line Items]
Expire date of grant			3 years
Common Stock [Member] | Common Class A [Member]
Stock Options [Line Items]
Common stock purchased shares		59,552	32,758
Contributions made by employees amount (in Dollars)
2013 Stock Option Plan [Member]
Stock Options [Line Items]
Reserved shares			7,000,000
2003 Stock Option Plan [Member] | Maximum [Member]
Stock Options [Line Items]
Common stock available for issuance			6,400,000
2003 Stock Option Plan [Member] | Minimum [Member]
Stock Options [Line Items]
Common stock available for issuance			552,000
2023 Equity Incentive Plan [Member]
Stock Options [Line Items]
Reserved shares					4,000,000
Common stock available for issuance					2,500,000
Shares of common stock outstanding			2,214,769
2023 Equity Incentive Plan [Member] | Maximum [Member]
Stock Options [Line Items]
Expire date of grant			10 years
2023 Equity Incentive Plan [Member] | Minimum [Member]
Stock Options [Line Items]
Expire date of grant			4 years